INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS.
INTANGIBLE ASSETS

10.INTANGIBLE ASSETS

As of December 31, 2021 and 2020, intangible assets consist of the following:

	2021	2020
Definite Lived Intangible Assets
Intellectual Property	$790,000	$940,000
Total Definite Lived Intangible Assets	790,000	940,000
Less Accumulated Amortization	(208,667)	(201,000)
Definite Lived Intangible Assets, Net	581,333	739,000

Indefinite Lived Intangible Assets
Dispensary Licenses	5,048,500	4,540,000
Total Indefinite Lived Intangible Assets	5,048,500	4,540,000
Total Intangible Assets, Net	$5,629,833	$5,279,000

For the year ended December 31, 2021 and 2020, the Company recorded amortization expense related to intangible assets of $170,167 and $188,333, respectively. Additionally, during the year ended December 31, 2021, management noted no indications of impairment on its intangible assets.

The following is the future minimum amortization expense to be recognized for the years ended December 31:

December 31:
2022	$158,000
2023	158,000
2024	145,333
2025	120,000
Total Future Amortization Expense	$581,333